LORD ABBETT                                                            [GRAPHIC]

                                      2002

                                      SEMI-
                                     ANNUAL
                                     REPORT

LORD ABBETT
GROWTH OPPORTUNITIES
FUND




FOR THE SIX-MONTH PERIOD ENDED MAY 31, 2002

(UNAUDITED)
--------------------------------------------------------------------------------

LORD ABBETT GROWTH OPPORTUNITIES SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED MAY 31, 2002

DEAR SHAREHOLDERS: We are pleased to provide a six-month overview of the Lord Abbett Growth Opportunities Fund's strategies and performance for the period ended May 31, 2002. On this and the following pages, we discuss the factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ ROBERT S. DOW

ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------
Q: HOW DID THE FUND PERFORM OVER THE SIX MONTHS ENDED MAY 31, 2002?

A: For the six months ended May 31, 2002, Lord Abbett Growth Opportunities Fund returned -2.8%(1), outperforming the Russell MidCap(R) Growth Index(2), which returned -6.3% during the same period. PLEASE REFER TO PAGE (2) FOR STANDARDIZED AVERAGE ANNUAL RETURNS.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: During the period the Fund continued to own and look to invest new money in companies that possess growing revenues and earnings, low-debt balance sheets and excellent management teams. After a slow fourth quarter of 2001, healthcare was a positive contributor to performance in the period. A major theme that emerged in the market during the fourth quarter of 2001 and accelerated in the first quarter was a significant rotation into more economically sensitive stocks. In addition, consumer spending related stocks, as well as many technology, basic materials and energy stocks have rallied sharply since the beginning of the year. We continue to be overweight in many consumer discretionary companies in the retail industry, which are benefiting from accelerated personal spending.

     In addition, the Fund continues to be underweight in the overall technology sector due to volatile business trends and high valuations. The Fund also remains slightly underweight in the energy sector due to our concern that an excess supply of oil and natural gas will develop over the next six months.

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: In the beginning of the period, the stock market regained ground lost after the events of September 11. Similar to the third quarter, the fourth quarter of 2001 was volatile resulting, in part, from continued sluggish spending by consumers and corporations. However, the housing market, fueled by historically

(UNAUDITED)
--------------------------------------------------------------------------------

low interest rates and characterized by a rush of refinancing activity and stable new construction starts, continued to protect the economy from additional downside.

     While the third quarter of 2001 registered negative growth, fourth quarter data showed a slightly positive economic upturn. Strong automotive and housing markets and consumer resilience in the wake of September 11 were the impetus for growth. As the first quarter of 2002 progressed, consumer confidence levels continued to rise and leading economic indicators pointed toward a strengthening economy. On March 19, in a sign of improved sentiment, the Federal Open Market Committee decided to keep its target for the federal funds rate at 1.75% and declared that the economic risks are balanced between economic weakness and inflationary pressure.

Q: PLEASE DISCUSS THE FUND'S ECONOMIC OUTLOOK AND POSITIONING.

A: In our opinion, the economy is improving and the U.S., as well as most European economies, are poised for Gross Domestic Product gains in 2002 and 2003. Given our expectations for modest inflation in 2002, we believe that the backdrop for investing in U.S. mid-cap growth companies is positive. The Fund will continue to invest aggressively in businesses where we see company-specific, strong fundamental improvements coupled with attractive valuations.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2002 REFLECT PERFORMANCE OF CLASS A SHARES AT THE MAXIMUM SALES CHARGE OF 5.75% WITH ALL DISTRIBUTIONS REINVESTED. 1 YEAR: -3.42% 5 YEARS: 12.47% LIFE OF FUND:
13.92% THE CLASS A SHARES WERE FIRST OFFERED ON AUGUST 1, 1995.

(1) Reflects performance at the net asset value of Class A shares, with all distributions reinvested, for the period ended May 31, 2002.

(2) The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 25% of the total market capitalization of the Russell 1000(R) Index. The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. Indices are unmanaged, do not reflect the deductions of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: The Fund invests primarily in mid-cap growth company stocks which tend to be more volatile and can be less liquid than other types of stocks. Mid-cap companies typically experience a higher risk of failure than large-cap companies. These factors can affect Fund performance.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

     The Fund's portfolio is actively managed and, therefore, allocations are subject to change.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. FOR MORE COMPLETE INFORMATION ABOUT THIS OR ANY LORD ABBETT MUTUAL FUND, INCLUDING RISKS, CHARGES AND ONGOING EXPENSES, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 FOR A PROSPECTUS. AN INVESTOR SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

SCHEDULE OF INVESTMENTS (UNAUDITED)
MAY 31, 2002

                                                                        VALUE
INVESTMENTS                                            SHARES            (000)
--------------------------------------------------------------------------------
COMMON STOCKS 98.86%

ADVERTISING AGENCY 0.81%
Lamar Advertising Co.*                                  79,200         $  3,406
                                                                       --------
BANKS 1.49%
Cullen/Frost Bankers, Inc.                             163,100            6,294
                                                                       --------
BEVERAGE: SOFT DRINKS 1.68%
Pepsi Bottling Group, Inc.                             214,300            7,076
                                                                       --------
BIOTECHNOLOGY RESEARCH & PRODUCTION 1.01%
Cephalon, Inc.*(a)                                      79,100            4,238
                                                                       --------
COMMUNICATIONS & MEDIA 0.42%
Gemstar-TV Guide Int'l., Inc.*                         185,500            1,766
                                                                       --------
COMMUNICATIONS TECHNOLOGY 0.76%
UTStarcom, Inc.*                                       143,700            3,197
                                                                       --------
COMPUTER SERVICES SOFTWARE & SYSTEMS 7.37%
ATI Technologies, Inc.                                 441,100            4,411
BEA Systems, Inc.                                      159,800            1,719
Cadence Design Systems, Inc.*                          119,000            2,292
Informatica Corp.*                                     389,000            3,489
Intuit, Inc.*                                          101,000            4,417
Manhattan Associates, Inc.*(a)                         112,500            3,116
Mercury Interactive Corp.*(a)                          100,200            3,393
Network Associates, Inc.*                              164,600            3,185
Symantec Corp.*(a)                                      94,900            3,262
Vertias Software, Inc.*                                 78,000            1,768
                                                                       --------
TOTAL                                                                    31,052
                                                                       --------
CONSUMER ELECTRONICS 3.20%
Electronic Arts, Inc.*                                 120,700            7,725
Harman International Industries, Inc.                  104,100            5,757
                                                                       --------
TOTAL                                                                    13,482
                                                                       --------
CONTAINERS & PACKAGING: PAPER & PLASTIC 2.23%
Pactiv Corp.*                                          406,500         $  9,419
                                                                       --------
DRUGS & PHARMACEUTICALS 8.98%
Allergan, Inc.                                          58,500            3,691
Amerisource Bergen Corp.                               123,024            9,484
Andrx Group                                             52,200            2,259
Barr Laboratories, Inc.                                 47,600            3,167
Biovail Corp.*(a)                                       78,900            2,554
Gilead Sciences, Inc.*                                  85,000            3,031
King Pharmaceuticals, Inc.*                            132,000            3,571
Medimmune, Inc.*                                        73,770            2,399
SICOR, Inc.*                                           470,700            7,705
                                                                       --------
TOTAL                                                                    37,861
                                                                       --------
EDUCATION SERVICES 0.89%
Education Management Corp.*                             91,000            3,763
                                                                       --------
ELECTRONICS 0.29%
Semtech Corp.*(a)                                       37,000            1,217
                                                                       --------
ELECTRONICS: SEMI-CONDUCTORS/COMPONENTS 2.58%
Integrated Circuit Systems, Inc.*(a)                   112,400            2,342
Intersil Corp.*                                        130,400            3,132
Microchip Technology, Inc.*                            114,450            3,422
RF Micro Devices, Inc.*                                122,000            2,002
                                                                       --------
TOTAL                                                                    10,898
                                                                       --------
ENTERTAINMENT 1.17%
Hollywood Entertainment Corp.*                         255,800            4,952
                                                                       --------
FINANCE COMPANIES 1.89%
Capital One Financial Corp.(a)                         127,900            7,986
                                                                       --------
FINANCE: MISCELLANEOUS 1.52%
Ambac Financial Group, Inc.                             95,400            6,426
                                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MAY 31, 2002

                                                                        VALUE
INVESTMENTS                                            SHARES            (000)
--------------------------------------------------------------------------------
FINANCE: SMALL LOAN 1.85%
AmeriCredit Corp.(a)                                   222,800         $  7,820
                                                                       --------
FINANCIAL DATA PROCESSING SERVICES & SYSTEMS 4.05%
Affiliated Computers
Services, Inc.(a)                                      116,600            6,488
Concord EFS, Inc.*                                     154,100            4,819
Sungard Data Systems, Inc.*                            203,600            5,725
                                                                       --------
TOTAL                                                                    17,032
                                                                       --------
HEALTHCARE FACILITIES 6.90%
Laboratory Corp. of America Holdings*(a)               225,700           11,071
Pharmaceutical Product Development, Inc.*              121,100            3,076
Province Healthcare Co.*(a)                            179,549            4,571
Triad Hospitals, Inc.*                                 229,700           10,380
                                                                       --------
TOTAL                                                                    29,098
                                                                       --------
HEALTHCARE MANAGEMENT SERVICES 4.36%
Anthem, Inc.*                                          119,700            8,487
Caremark Rx, Inc.*                                     512,700            9,916
                                                                       --------
TOTAL                                                                    18,403
                                                                       --------
HOMEBUILDING 2.34%
Pulte Homes, Inc.                                      181,600            9,848
                                                                       --------
INSURANCE: MULTI-LINE 1.47%
Arthur J. Gallagher & Co.                              176,400            6,218
                                                                       --------
INSURANCE: PROPERTY-CASUALTY 3.19%
HCC Insurance Holdings, Inc.                           257,900            7,030
Renaissancere Holdings Ltd.                            174,000            6,438
                                                                       --------
TOTAL                                                                    13,468
                                                                       --------
MACHINERY: OIL WELL EQUIPMENT & SERVICES 2.24%
BJ Services Co.(a)                                     100,700            3,778
Nabors Industries, Inc.*                                41,900            1,839
Weatherford Int'l., Inc.*                               76,100         $  3,832
                                                                       --------
TOTAL                                                                     9,449
                                                                       --------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 3.91%
Boston Scientific Corp.*                               124,500            3,467
Cytyc Corp.*                                           134,500            2,191
Henry Schein, Inc.*                                    146,100            7,244
St. Jude Medical, Inc.*                                 25,100            2,118
Thoratec Corp.*                                        147,700            1,405
                                                                       --------
TOTAL                                                                    16,425
                                                                       --------
MULTI-SECTOR COMPANIES 2.19%
ITT Industries, Inc.                                    38,600            2,586
SPX Corp.*                                              48,500            6,669
                                                                       --------
TOTAL                                                                     9,255
                                                                       --------
OIL: CRUDE PRODUCERS 1.77%
Pioneer Natural Resources Co.*                         139,900            3,376
XTO Energy, Inc.                                       202,200            4,097
                                                                       --------
TOTAL                                                                     7,473
                                                                       --------
PRODUCTION TECHNOLOGY EQUIPMENT 1.87%
Kla-Tencor Corp.*                                       93,600            4,879
Teradyne, Inc.*                                        110,700            2,998
                                                                       --------
TOTAL                                                                     7,877
                                                                       --------
RADIO & TV BROADCASTERS 2.16%
Univision Communications, Inc.*                        111,600            4,464
USA Interactive, Inc.*                                 110,300            3,135
XM Satellite Radio Holdings, Inc. Class A*(a)          171,400            1,491
                                                                       --------
TOTAL                                                                     9,090
                                                                       --------
RENTAL & LEASING SERVICES: COMMERCIAL 1.23%
United Rentals, Inc.*                                  221,600            5,172
                                                                       --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MAY 31, 2002

                                                                        VALUE
INVESTMENTS                                            SHARES            (000)
--------------------------------------------------------------------------------
RESTAURANTS 3.94%
CBRL Group, Inc.                                       350,000         $ 11,638
CEC Entertainment, Inc.*                               104,700            4,972
                                                                       --------
TOTAL                                                                    16,610
                                                                       --------
RETAIL 7.73%
Dollar Tree Stores, Inc.*                              155,900            6,278
GameStop Corp.*(a)                                     453,160           10,962
Michaels Stores, Inc.*                                 171,000            7,430
MSC Industrial Direct Co.*                             218,900            4,072
TicketMaster-B*(a)                                     180,200            3,854
                                                                       --------
TOTAL                                                                    32,596
                                                                       --------
SAVINGS & LOAN 2.16%
New York Community Bancorp, Inc.                       320,700            9,111
                                                                       --------
SERVICES: COMMERCIAL 2.28%
Iron Mountain, Inc.*                                   171,300            5,310
West Corp.*                                            171,400            4,302
                                                                       --------
TOTAL                                                                     9,612
                                                                       --------
TELECOMMUNICATIONS EQUIPMENT 1.48%
Crown Castle Int'l. Corp.*(a)                          280,700            1,263
Polycom, Inc.*                                         156,500            2,997
Powerwave Technologies, Inc.*(a)                       185,500            1,968
                                                                       --------
TOTAL                                                                     6,228
                                                                       --------
TRUCKERS 2.58%
CNF Transportation, Inc.                               129,800            4,674
Swift Transportation Co., Inc.*                        296,900            6,223
                                                                       --------
TOTAL                                                                    10,897
                                                                       --------
UTILITIES: CABLE TV & RADIO 0.57%
Mediacom Communications Corp.*                         230,300            2,407
                                                                       --------
UTILITIES: GAS DISTRIBUTORS 1.28%
Kinder Morgan, Inc.                                    125,100         $  5,411
                                                                       --------
UTILITIES: TELECOMMUNICATIONS 0.36%
Nextel Communications, Inc.*(a)                        312,500            1,519
                                                                       --------
WHOLESALERS 0.66%
Tech Data Corp.*                                        69,200            2,788
                                                                       --------
TOTAL COMMON STOCKS
(Cost $389,091,871)                                                     416,840
                                                                       ========

                                                    PRINCIPAL
                                                       AMOUNT
                                                        (000)
                                                    ---------
SHORT-TERM INVESTMENT 0.19%

REPURCHASE AGREEMENT 0.19%

Repurchase Agreement dated
5/31/2002, 1.75% due 6/3/2002
from State Street Bank
collaterized by $785,000 of
Federal National Mortgage
Assoc. at 5.26% due 10/2/2003;
value-$817,253;
proceeds: $797,284
(Cost $797,168)                                           $797              797
                                                                       --------
TOTAL INVESTMENTS 99.05%
(Cost $389,889,039)                                                    $417,637
                                                                       ========

*    Non-Income producing security.

(a)  Security (or a portion of security) on loan.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
MAY 31, 2002

ASSETS:
   Investments in securities, at value (Cost $389,889,039)                 $417,636,666
   Market value of collateral for securities loaned                          44,560,474
   Receivables:
      Interest and dividends                                                     34,824
      Investment securities sold                                             10,975,514
      Capital shares sold                                                     3,721,063
   Prepaid expenses and other assets                                            234,309
---------------------------------------------------------------------------------------
   TOTAL ASSETS                                                             477,162,850
=======================================================================================
LIABILITIES:
   Securities lending collateral                                             44,560,474
   Payables:
      Investment securities purchased                                         9,490,750
      Capital shares reacquired                                                 545,707
      Management fee                                                            338,593
      12b-1 distribution fees                                                   296,660
   Accrued expenses                                                             270,157
---------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                         55,502,341
=======================================================================================
NET ASSETS                                                                 $421,660,509
=======================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                             475,121,514
Accumulated net investment loss                                              (4,231,619)
Accumulated net realized loss on investments                                (76,977,013)
Net unrealized appreciation on investments                                   27,747,627
---------------------------------------------------------------------------------------
NET ASSETS                                                                 $421,660,509
=======================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                             $279,831,762
Class B Shares                                                             $ 78,357,665
Class C Shares                                                             $ 62,282,211
Class P Shares                                                             $  1,186,939
Class Y Shares                                                             $      1,932

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                               16,477,193
Class B Shares                                                                4,712,715
Class C Shares                                                                3,748,530
Class P Shares                                                                   69,674
Class Y Shares                                                                  112.775

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                             $      16.98
Class A Shares-Maximum offering price
(Net asset value plus sales charge of 5.75%)                               $      18.02
Class B Shares-Net asset value                                             $      16.63
Class C Shares-Net asset value                                             $      16.62
Class P Shares-Net asset value                                             $      17.04
Class Y Shares-Net asset value                                             $      17.13
=======================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended May 31, 2002

INVESTMENT INCOME:
Dividends                                                                  $    422,954
Interest                                                                        112,145
Foreign withholding tax                                                              13
---------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                         535,112
---------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                1,733,596
12b-1 distribution plan-Class A                                                 519,121
12b-1 distribution plan-Class B                                                 376,994
12b-1 distribution plan-Class C                                                 310,734
12b-1 distribution plan-Class P                                                   1,824
Shareholder servicing                                                           659,380
Reports to shareholders                                                          65,758
Registration                                                                     25,090
Fund administration                                                              16,573
Professional                                                                     14,908
Custody                                                                          11,161
Directors' fees                                                                   5,342
Other                                                                             6,678
---------------------------------------------------------------------------------------
Gross expenses                                                                3,747,159
   Expense reductions                                                            (1,998)
---------------------------------------------------------------------------------------
NET EXPENSES                                                                  3,745,161
---------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                          (3,210,049)
---------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS:
Net realized loss on investments                                            (25,223,661)
Net change in unrealized appreciation/depreciation on investments            15,839,163
=======================================================================================
NET REALIZED AND UNREALIZED LOSS                                             (9,384,498)
=======================================================================================
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $(12,594,547)
=======================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
SIX MONTHS ENDED MAY 31, 2002

                                                                             SIX MONTHS
                                                                                  ENDED
                                                                           MAY 31, 2002               YEAR ENDED
                                                                            (UNAUDITED)        NOVEMBER 30, 2001
INCREASE IN NET ASSETS
OPERATIONS:
Net investment loss                                                        $ (3,210,049)            $ (5,336,818)
Net realized loss on investments                                            (25,223,661)             (30,381,967)
Net change in unrealized appreciation/depreciation on investments            15,839,163                5,178,891
----------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                        (12,594,547)             (30,539,894)
================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                           142,432,990              199,291,501
Cost of shares reacquired                                                   (44,064,275)            (123,153,800)
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                                 98,368,715               76,137,701
================================================================================================================
NET INCREASE IN NET ASSETS                                                   85,774,168               45,597,807
================================================================================================================
NET ASSETS:
Beginning of period                                                         335,886,341              290,288,534
----------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                              $421,660,509             $335,886,341
================================================================================================================
ACCUMULATED NET INVESTMENT LOSS                                            $ (4,231,619)            $ (1,021,570)
================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                      SIX MONTHS
                                         ENDED                               YEAR ENDED 11/30
                                       5/31/2002     ---------------------------------------------------------------
                                      (UNAUDITED)       2001         2000          1999         1998         1997
-------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                    $17.47        $19.17       $18.89        $12.58       $16.18       $12.84
                                         ======        ======       ======        ======       ======       ======
Investment operations
  Net investment income (loss)             (.13)(a)      (.28)(a)     (.25)(a)       .04(a)       .15          .23
  Net realized and unrealized
     gain (loss)                           (.36)        (1.42)         .73          6.27          .09         3.39
                                         ------        ------       ------        ------       ------       ------
     Total from investment
        operations                         (.49)        (1.70)         .48          6.31          .24         3.62
                                         ------        ------       ------        ------       ------       ------
Distributions to shareholders
  from:
  Net investment income                       -             -         (.01)            -         (.37)        (.28)
  Net realized gain                           -             -         (.19)            -        (3.47)           -
                                         ------        ------       ------        ------       ------       ------
     Total distributions                      -             -         (.20)            -        (3.84)        (.28)
                                         ------        ------       ------        ------       ------       ------
NET ASSET VALUE, END OF PERIOD           $16.98        $17.47       $19.17        $18.89       $12.58       $16.18
                                         ======        ======       ======        ======       ======       ======
Total Return (b)                          (2.80)%(c)    (8.87)%       2.55%        50.04%        5.71%       28.90%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver
  and expense reductions                    .87%(c)      1.72%        1.49%          .41%         .02%           -
  Expenses, excluding waiver
  and expense reductions                    .87%(c)      1.72%        1.61%         1.64%        1.60%        1.58%
  Net investment income (loss)             (.73)%(c)    (1.48)%      (1.18)%         .25%        1.14%        1.69%

                                      SIX MONTHS
                                         ENDED                              YEAR ENDED 11/30
                                       5/31/2002    ---------------------------------------------------------------
SUPPLEMENTAL DATA:                    (UNAUDITED)      2001         2000          1999         1998         1997
-------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)        $279,832      $213,580     $175,077       $40,252       $4,192       $1,672

Portfolio turnover rate                   45.97%       101.15%      112.57%       104.87%      136.81%       52.86%
===================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                    SIX MONTHS
                                                       ENDED                 YEAR ENDED 11/30             10/16/1998(d)
                                                     5/31/2002     -------------------------------------        TO
                                                    (UNAUDITED)      2001          2000         1999       11/30/1998
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $17.16       $18.95        $18.78       $12.57       $10.41
                                                       ======       ======        ======       ======       ======
Investment operations
  Net investment loss                                    (.18)(a)     (.39)(a)      (.39)(a)     (.06)(a)        -(e)
  Net realized and unrealized gain (loss)                (.35)       (1.40)          .75         6.27         2.16
                                                       ------       ------        ------       ------       ------
     Total from investment operations                    (.53)       (1.79)          .36         6.21         2.16
                                                       ------       ------        ------       ------       ------
Distributions to shareholders
  from net realized gain                                    -            -          (.19)           -            -
                                                       ------       ------        ------       ------       ------
NET ASSET VALUE, END OF PERIOD                         $16.63       $17.16        $18.95       $18.78       $12.57
                                                       ======       ======        ======       ======       ======

Total Return (b)                                        (3.09)%(c)   (9.45)%        1.96%       49.32%       20.75%(c)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
  expense reductions                                     1.16%(c)     2.35%         2.11%        1.07%         .13%(c)
  Expenses, excluding waiver
  and expense reductions                                 1.16%(c)     2.35%         2.23%        2.30%         .34%(c)
  Net investment loss                                   (1.04)%(c)   (2.11)%       (1.82)%       (.40)%       (.08)%(c)

                                                    SIX MONTHS
                                                       ENDED                YEAR ENDED 11/30            10/16/1998(d)
                                                     5/31/2002     ----------------------------------        TO
SUPPLEMENTAL DATA:                                  (UNAUDITED)     2001          2000         1999      11/30/1998
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)                       $78,358      $69,738       $65,510      $10,954         $229

Portfolio turnover rate                                 45.97%      101.15%       112.57%      104.87%      136.81%
======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                    SIX MONTHS
                                                       ENDED                 YEAR ENDED 11/30             10/19/1998(d)
                                                     5/31/2002     -------------------------------------        TO
                                                    (UNAUDITED)      2001          2000         1999       11/30/1998
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $17.15       $18.94        $18.76       $12.59       $10.70
                                                       ======       ======        ======       ======       ======
Investment operations
  Net investment loss                                    (.18)(a)     (.39)(a)      (.38)(a)     (.06)(a)        -(e)
  Net realized and unrealized gain (loss)                (.35)       (1.40)          .75         6.23         1.89
                                                       ------       ------        ------       ------       ------
     Total from investment operations                    (.53)       (1.79)          .37         6.17         1.89
                                                       ------       ------        ------       ------       ------
Distributions to shareholders
  from net realized gain                                    -            -          (.19)           -            -
                                                       ------       ------        ------       ------       ------
NET ASSET VALUE, END OF PERIOD                         $16.62       $17.15        $18.94       $18.76       $12.59
                                                       ======       ======        ======       ======       ======

Total Return (b)                                        (3.09)%(c)   (9.45)%        1.96%       49.01%       17.66%(c)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver
  and expense reductions                                 1.20%(c)     2.37%         2.11%        1.07%         .13%(c)

  Expenses, excluding waiver
  and expense reductions                                 1.20%(c)     2.37%         2.23%        2.30%         .34%(c)

  Net investment loss                                   (1.08)%(c)   (2.14)%       (1.81)%       (.40)%       (.10)%(c)

                                                    SIX MONTHS
                                                       ENDED                YEAR ENDED 11/30            10/19/1998(d)
                                                     5/31/2002     ----------------------------------        TO
SUPPLEMENTAL DATA:                                  (UNAUDITED)     2001          2000         1999      11/30/1998
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)                       $62,282      $52,272       $49,656       $8,438         $302

Portfolio turnover rate                                 45.97%      101.15%       112.57%      104.87%      136.81%
======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                      SIX MONTHS
                                                                         ENDED          YEAR ENDED      8/15/2000(d)
                                                                       5/31/2002        ----------           TO
                                                                      (UNAUDITED)       11/30/2001       11/30/2000
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $17.53          $19.23           $21.48
                                                                         ======          ======           ======
Investment operations
  Net investment loss                                                      (.14)(a)        (.28)(a)         (.09)(a)
  Net realized and unrealized loss                                         (.35)          (1.42)           (2.16)
                                                                         ------          ------           ------
     Total from investment operations                                      (.49)          (1.70)           (2.25)
                                                                         ------          ------           ------
NET ASSET VALUE, END OF PERIOD                                           $17.04          $17.53           $19.23
                                                                         ======          ======           ======
Total Return (b)                                                          (2.80)%(c)      (8.84)%         (10.47)%(c)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions                                    .89%(c)        1.80%             .45%(c)
  Expenses, excluding expense reductions                                    .89%(c)        1.80%             .49%(c)
  Net investment loss                                                      (.79)%(c)      (1.52)%           (.44)%(c)

                                                                   SIX MONTHS
                                                                      ENDED                          8/15/2000(d)
                                                                    5/31/2002        YEAR ENDED           TO
SUPPLEMENTAL DATA:                                                 (UNAUDITED)       11/30/2001       11/30/2000
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)                                          $1,187            $294               $44

Portfolio turnover rate                                                   45.97%         101.15%          112.57%
======================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                      SIX MONTHS
                                                         ENDED               YEAR ENDED          12/9/1998(d)
                                                       5/31/2002      ------------------------        TO
                                                      (UNAUDITED)        2001          2000       11/30/1998
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $17.60          $19.26        $18.94        $12.76
                                                        ======          ======        ======        ======
Investment operations
  Net investment income (loss)                            (.10)(a)        (.23)(a)      (.14)(a)       .09(a)
  Net realized and unrealized gain (loss)                 (.37)          (1.43)          .69          6.09
                                                        ------          ------        ------        ------
     Total from investment operations                     (.47)          (1.66)          .55          6.18
                                                        ------          ------        ------        ------
Distributions to shareholders from:
  Net investment income                                      -               -          (.04)            -
  Net realized gain                                          -               -          (.19)            -
                                                        ------          ------        ------        ------
     Total distributions                                     -               -          (.23)            -
                                                        ------          ------        ------        ------
NET ASSET VALUE, END OF PERIOD                          $17.13          $17.60        $19.26        $18.94
                                                        ======          ======        ======        ======
Total Return (b)                                         (2.67)%(c)      (8.62)%        2.89%        48.43%(c)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
  expense reductions                                       .66%(c)        1.35%         1.11%          .06%(c)

  Expenses, excluding waiver and
  expense reductions                                       .66%(c)        1.35%         1.23%         1.27%(c)

  Net investment income (loss)                            (.58)%(c)      (1.10)%        (.66)%         .62%(c)

                                                      SIX MONTHS
                                                         ENDED            YEAR ENDED 11/30       12/9/1998(d)
                                                       5/31/2002      ------------------------        TO
SUPPLEMENTAL DATA:                                    (UNAUDITED)        2001          2000       11/30/1999
-------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)                        $2               $2             $2              $3

Portfolio turnover rate                                45.97%          101.15%        112.57%         104.87%
=============================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Not annualized.
(d) Commencement of offering of class shares.
(e) Amount represents less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Research Fund, Inc. (the "Company") is an open-end management investment company incorporated under Maryland law on April 6, 1992. The Company consists of four separate portfolios ("Funds"). This report covers one of the Funds, the Lord Abbett Growth Opportunities Fund (the "Fund"). The Fund is diversified as defined under the Investment Company Act of 1940 (the "Act"). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchanges. Securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual Fund are allocated to the Funds within the Company on a pro rata basis. Expenses, excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on average daily net assets at an annual rate of 0.90%.

12b-1 PLANS

The Fund has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                    CLASS A          CLASS B         CLASS C         CLASS P
--------------------------------------------------------------------------------
Service                 .25%             .25%            .25%            .20%
Distribution            .10%(1)(2)       .75%            .75%            .25%

(1) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

(2) In addition, the Fund pays an incremental marketing expense of approximately .03% of average net assets of Class A.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Fund after concessions were paid to authorized dealers for the six months ended May 31, 2002:

DISTRIBUTOR                      DEALERS
COMMISSIONS                  CONCESSIONS
----------------------------------------
$308,708                     $1,730,661

Certain of the Company's officers and Directors have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from securities transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. At November 30, 2001, the Fund had a capital loss carryforward of $49,862,779, of which $15,192,999 and $34,669,780 will expire in 2008 and 2009, respectively. Dividends and distributions to shareholders are recorded on the ex-dividend date.

5.   PORTFOLIO SECURITIES TRANSACTIONS

The Company may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned.

As of May 31, 2002, the value of securities loaned was $42,299,140. These loans were collateralized by cash of $44,560,474, which is invested in a restricted money market account. Income from securities lending of $59,531 is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Purchases and sales of investment securities (other than short-term investments) for the six months ended May 31, 2002 are as follows:

                                                    PURCHASES             SALES
--------------------------------------------------------------------------------
                                                 $282,281,930      $175,364,609

As of May 31 2002, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments based on cost for federal income tax purposes are as follows:

                       GROSS GROSS NET
                            UNREALIZED           UNREALIZED          UNREALIZED
TAX COST                  APPRECIATION         DEPRECIATION        APPRECIATION
--------------------------------------------------------------------------------
$391,779,612               $55,435,442         $(29,578,388)       $25,857,054

The cost of investments for federal income tax purposes differs from that used for financial reporting purposes. These differences are due to differing treatments for items such as deferred losses on wash sales.

6.   DIRECTORS' REMUNERATION

The Directors associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees are allocated among all funds in the Lord Abbett Family of Funds based on the net assets of each fund. The outside Directors may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Company and other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Directors' fee on the Statement of Operations and are not deductible for federal income tax purposes until such amounts are paid. There is a Defined Contribution Plan available to all Directors.

7.   EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Company's expenses.

8.   LINE OF CREDIT

The Company, along with certain other funds managed by Lord Abbett, has available a $145,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.09%. At May 31, 2002 there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the period.

9.   SUMMARY OF CAPITAL TRANSACTIONS

The Fund has authorized 150 million shares of $0.001 par value capital stock designated as follows: 50 million Class A shares; 30 million Class B shares, 20 million Class C shares, 20 million Class P shares and 30 million Class Y shares.

                                                               SIX MONTHS ENDED                    YEAR ENDED
                                                       MAY 31, 2002 (UNAUDITED)             NOVEMBER 30, 2001
--------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                             SHARES        AMOUNT          SHARES        AMOUNT
--------------------------------------------------------------------------------------------------------------
Shares Sold                                             5,924,539  $103,526,065       8,266,669  $152,386,761
Shares Reacquired                                      (1,670,728)  (29,238,678)     (5,178,505)  (95,688,049)
--------------------------------------------------------------------------------------------------------------
Increase                                                4,253,811  $ 74,287,387       3,088,164   $56,698,712
--------------------------------------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------------------------------------
Shares Sold                                             1,079,735  $ 18,520,372       1,369,490  $ 25,058,018
Shares Reacquired                                        (431,084)   (7,369,191)       (763,329)  (13,821,378)
--------------------------------------------------------------------------------------------------------------
Increase                                                  648,651  $ 11,151,181         606,161  $ 11,236,640
--------------------------------------------------------------------------------------------------------------
CLASS C SHARES
--------------------------------------------------------------------------------------------------------------
Shares Sold                                             1,113,450  $ 19,082,716       1,137,005  $ 20,854,058
Shares Reacquired                                        (411,969)   (7,074,551)       (712,066)  (12,969,709)
--------------------------------------------------------------------------------------------------------------
Increase                                                  701,481  $ 12,008,165         424,939  $  7,884,349
--------------------------------------------------------------------------------------------------------------
CLASS P SHARES
--------------------------------------------------------------------------------------------------------------
Shares Sold                                                75,323  $  1,303,837          49,865  $    992,563
Shares Reacquired                                         (22,420)     (381,855)        (35,352)     (674,563)
--------------------------------------------------------------------------------------------------------------
Increase                                                   52,903  $    921,982          14,513  $    318,000
--------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
--------------------------------------------------------------------------------------------------------------
Shares Sold                                                     -  $          -           6.098  $        101
Shares Reacquired                                               -             -          (6.098)         (101)
--------------------------------------------------------------------------------------------------------------

                                                                                                  --------------
[LORD ABBETT(R) LOGO]                                                                               PRSRT STD
                                                                                                   U.S. POSTAGE
                                                                                                       PAID
                                                                                                    PERMIT 552
                                                                                                  HACKENSACK, NJ
                                                                                                  --------------



      This report when not used for the general
   information of shareholders of the Fund, is to
   be distributed only if preceded or accompanied        Lord Abbett Research Fund, Inc.
            by a current Fund Prospectus.                    Lord Abbett Growth Opportunities Fund

 Lord Abbett Mutual Fund shares are distributed by:
             LORD ABBETT DISTRIBUTOR LLC                                                             LAGOF-3-502
90 Hudson Street - Jersey City, New Jersey 07302-3973                                                     (7/02)